REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
REVENUE.
Schedule of revenue

Figures in million - SA rand	2017	2016	2015
Revenue from:
Gold mining activities	23,473.6	27,501.3	22,717.4
PGM mining activities	17,898.7	3,739.4	-
Recycling activities	4,539.3	-	-
Total revenue	45,911.6	31,240.7	22,717.4